Consolidated Balance Sheet - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	$ 2,946	$ 4,156
Marketable securities	13,736	18,845
Other accounts receivable	479	379
Total current assets	17,161	23,380
Property and equipment, net	840	883
Total assets	18,001	24,263
Current liabilities
Trade payables	2,965	2,259
Other accounts payable	388	282
Total current liabilities	3,353	2,541
Long-term liabilities
Related parties	222	177
Total long-term liabilities	222	177
Stockholders' equity:
Ordinary shares par value NIS 0.01 per share; Authorized 50,000,000; Issued and outstanding: 11,102,753 shares as of June 30, 2016; 11,100,453 shares as of December 31, 2015	32	32
Additional paid-in capital	70,160	69,086
Accumulated other comprehensive loss	(104)	(206)
Accumulated deficit	(55,662)	(47,367)
Total stockholders' equity	14,426	21,545
Total liabilities and stockholders' equity	$ 18,001	$ 24,263